Expense Example (Health Sciences Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Health Sciences Trust
Expense Example:
Year 1	$ 119
Year 3	372
Year 5	644
Year 10	1,420
Series II, Health Sciences Trust
Expense Example:
Year 1	139
Year 3	434
Year 5	750
Year 10	1,646
Series NAV, Health Sciences Trust
Expense Example:
Year 1	114
Year 3	356
Year 5	617
Year 10	$ 1,363